RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)		1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 15, 2025	May 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 12, 2023	Jul. 31, 2022
Related Party Transaction [Line Items]
Long-term debt, gross			$ 450,628,000			$ 450,628,000		$ 474,855,000
Operations and processing			18,217,000		$ 11,333,000	45,342,000	$ 33,275,000	44,452,000	$ 38,930,000
Accounts payable and accrued liabilities			55,320,000			55,320,000		37,217,000	20,140,000
Distribution from equity method investment						797,000	0
Accounts receivable, net			46,238,000			46,238,000		20,998,000	17,301,000
General and administrative			36,366,000		15,890,000	71,603,000	78,428,000	104,251,000	58,794,000
Debt current			$ 268,923,000			$ 268,923,000		$ 305,294,000	$ 264,143,000
Reflow
Related Party Transaction [Line Items]
Equity method investment, ownership interest, percentage			17.30%			17.30%		17.30%	17.30%
Affiliated Entity | Provenance Term Note
Related Party Transaction [Line Items]
Debt instrument, face amount										$ 9,100,000	$ 5,000,000
Long-term debt, gross			$ 9,900,000			$ 9,900,000		$ 9,400,000
Interest accrued, gross			200,000			600,000
Long-Term Debt, Interest Reduction			200,000	$ 700,000		600,000
Affiliated Entity | Provenance Service Agreement
Related Party Transaction [Line Items]
Operations and processing			0			0
Accounts payable and accrued liabilities			0			0
Equity Method Investees
Related Party Transaction [Line Items]
Accounts receivable, net			$ 0			$ 0		$ 0	$ 300,000
Equity Method Investees | Reflow
Related Party Transaction [Line Items]
Equity method investment, ownership interest, percentage			17.30%			17.30%		17.30%
Distribution from equity method investment			$ 0		0	$ 900,000	0	$ 920,000	477,000
Majority Shareholder
Related Party Transaction [Line Items]
General and administrative			500,000		$ 0	800,000	$ 400,000	$ 600,000	$ 1,000,000.0
Debt current			$ 500,000			$ 500,000
Related Party | Employee
Related Party Transaction [Line Items]
Loan		$ 100,000
Receivable interest rate		6.90%
Proceeds from collection of finance receivables	$ 100,000
Proceeds from collection of finance receivables, principal	100,000
Proceeds from collection of finance receivables, interest	$ 0